SCHEDULE OF SELLING AND MARKETING EXPENSES (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Selling and marketing expense	$ 49	$ 57	$ 95	$ 114	$ 238	$ 272
Other Expense [Member]
Selling and marketing expense					29	20
Share-Based Payment Arrangement [Member]
Selling and marketing expense					1
Salaries And Related Expenses [Member]
Selling and marketing expense					84	157
Subcontractors [Member]
Selling and marketing expense					50	31
Transport And Storage [Member]
Selling and marketing expense					49	37
Commissions [Member]
Selling and marketing expense						14
Travel Expenses [Member]
Selling and marketing expense					$ 25	$ 13